GENERAL	12 Months Ended
Dec. 31, 2022
GENERAL
GENERAL

1.    GENERAL

a.   Establishment and general information

Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk. (the “Company”) was originally part of “Post en Telegraafdienst”, which was established and operated commercially in 1884 under the framework of Decree No. 7 dated March 27, 1884 of the Governor General of the Dutch Indies which was published in State Gazette No. 52 dated April 3, 1884.

In 1991, the status of the Company was changed into a state-owned limited liability corporation (“Persero”) based on Government Regulation No. 25/1991. The ultimate parent of the Company is the Government of the Republic of Indonesia (the “Government”) (Note 22).

The Company was established based on Notarial Deed No. 128 dated September 24, 1991 of Imas Fatimah, S.H. The deed of establishment was approved by the Ministry of Justice of the Republic of Indonesia in its Decision Letter No. C2-6870.HT.01.01.Th.1991 dated November 19, 1991 and was published in State Gazette No. 5 dated January 17, 1992, Supplement No. 210. The Company's Articles of Association have been amended several times, the latest amendments made is in relation with adjustments of the Company’s business activities in the Articles of Association with the Standard Classification of Indonesian Business Fields in 2020.

Amendments to the Articles of Association as stated in the Notary Deed of Ashoya Ratam, S.H., M.Kn. No. 37 dated June 22, 2022, the amendment has been received and approved by the Minister of Law and Human Rights of the Republic of Indonesia (“MoLHR”) based on letter No. AHU-0044650.AH.01.02. Year of 2022 dated June 29, 2022, concerning Acceptance of Notification Approval of Amendment to the Articles of Association of the Limited Liability Company (Persero) PT Telekomunikasi Indonesia Tbk.

In accordance with Article 3 of the Company’s Articles of Association, the scope of its activities is to provide telecommunication network and telecommunication and information services, and to optimize the Company’s resources to provide high quality and competitive goods and/or services to gain/pursue profit in order to increase the value of the Company by applying the Limited Liability Company principle. In regard to achieving its objectives, the Company is involved in the following activities:

i.   Main business:

(a)  Planning, building, providing, developing, operating, marketing or selling or leasing, and maintaining telecommunications and information networks in a broad sense in accordance with prevailing laws and regulations.

(b)  Planning, developing, providing, marketing or selling, and improving telecommunications and information services in a broad sense in accordance with prevailing laws and regulations.

(c)  Investing, including in the form of equity capital in other companies in line with and to achieve the purposes and objectives of the Company.

ii.   Supporting business:

(a)	Providing payment transactions and money transferring services through telecommunications and information networks.
(b)	Performing other activities and undertakings in connection with the optimization of the Company’s resources, among which including the utilization of the Company’s property and equipment and movable assets, information systems, education and training, and repairs and maintenance facilities.
(c)	Collaborating with other parties in order to optimize the information, communication or technology resources owned by other parties as services provider in information, communication and technology industry, as to achieve the purposes and objectives of the Company.

The Company is domiciled and headquartered in Bandung, West Java, located at Jalan Japati No.1, Bandung.

The Company was granted several networks and/or services provision licenses by the Government which are valid for an unlimited period of time as long as the Company complies with prevailing laws and regulations and fulfills the obligation stated in those licenses. For every license issued by the Ministry of Communication and Information (“MoCI”), an evaluation is performed annually and an overall evaluation is performed every five years. The Company is obliged to submit reports of networks and/or services annually to the Indonesian Directorate General of Post and Informatics (“DGPI”), replacing the previously known as Indonesian Directorate General of Post and Telecommunications (“DGPT”).

The reports comprising of several information, such as network development progress, service quality standard achievement, number of customers, license payment, and universal service contribution. Meanwhile, for internet telephone services for public purpose, internet interconnection service, and internet access service, additional information is required, such as operational performance, customer segmentation, traffic, and gross revenue.

Details of these licenses are as follows:

License	License No.	Type of service	Grant date/latest renewal date
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate internet service provider	2176/KEP/M.KOMINFO/ 12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/M.KOMINFO/ 16/2017	Content service provider	May 16, 2017
License for the implementation of internet interconnection services	1004/KEP/M.KOMINFO/ 2018	Internet interconnection services	December 26, 2018
License to operate data communication system services	046/KEP/M.KOMINFO/ 02/2020	Data communication system services	August 3, 2020
License to operate IPTV service provider	022/KEP/M.KOMINFO/ 02/2021	Multimedia IPTV service provider	February 25, 2021
License of electronics money issuer and money transfer	Bank Indonesia License 23/587/DKSP/Srt/B	Electronics money and money transfer service	July 1, 2021
License to operate fixed network long distance direct line	073/KEP/M.KOMINFO/ 02/2021	Fixed network long distance direct line	August 23, 2021
License to operate fixed international network	082/KEP/M.KOMINFO/ 02/2021	Fixed international network	October 8, 2021
License to operate fixed closed network	094/KEP/M.KOMINFO/ 02/2021	Fixed closed network	December 9, 2021
License to operate circuit switched-based local fixed line network	095/KEP/M.KOMINFO/ 02/2021	Circuit switched-based and packet switched-based local fixed line network	December 9, 2021

b.   Company’s Board of Commissioners, Board of Directors, Audit Committee, Corporate Secretary, and Internal Audit

i.     Boards of Commissioners and Directors

Based on resolutions made at Annual General Meeting (“AGM“) of Stockholders of the Company as covered by Notarial Deed of Ashoya Ratam, S.H., M.Kn., No. 34, dated June 18, 2021, the composition of the Company’s Boards of Commissioners and Directors as of December 31, 2021 and 2022, respectively, were as follows:

	2021	2022
President Commissioner/ Independent Commissioner	Bambang Permadi Soemantri Brojonegoro	Bambang Permadi Soemantri Brojonegoro
Commissioner	Arya Mahendra Sinulingga	Arya Mahendra Sinulingga
Commissioner	Rizal Mallarangeng	Rizal Mallarangeng
Commissioner	Isa Rachmatarwata	Isa Rachmatarwata
Commissioner	Ismail	Ismail
Commissioner	Marcelino Rumambo Pandin	Marcelino Rumambo Pandin
Independent Commissioner	Bono Daru Adji	Bono Daru Adji
Independent Commissioner	Wawan Iriawan	Wawan Iriawan
Independent Commissioner	Abdi Negara Nurdin	Abdi Negara Nurdin
President Director	Ririek Adriansyah	Ririek Adriansyah
Director of Finance and Risk Management	Heri Supriadi	Heri Supriadi
Director of Digital Business	Muhamad Fajrin Rasyid	Muhamad Fajrin Rasyid
Director of Strategic Portfolio	Budi Setyawan Wijaya	Budi Setyawan Wijaya
Director of Enterprise & Business Service*	Edi Witjara	F.M. Venusiana R.
Director of Wholesale & International Services	Bogi Witjaksono	Bogi Witjaksono
Director of Human Capital Management	Afriwandi	Afriwandi
Director of Network & IT Solution	Herlan Wijanarko	Herlan Wijanarko
Director of Consumer Service	F.M. Venusiana R.	F.M. Venusiana R.
*

On July 8, 2022, Mr. Edi Witjara was appointed as President Director of PT Industri Telekomunikasi Indonesia (Persero) and based on the Company's Board of Commissioners Letter No. 073/SRT/DK/2022 dated July 11, 2022, Mrs. F.M. Venusiana R. was appointed as Temporary Replacement Officer for Director of Enterprise & Business Service, whose term of service has been extended based on the Letter of the Company's Board of Commissioners No. 167/SRT/DK/2022 dated December 6, 2022 regarding the Extension of Term of Service for Mrs. F.M. Venusiana R. as Officer (PLT) for Director of Enterprise & Business Service.

ii.    Audit Committee, Corporate Secretary, and Internal Audit

The composition of the Company’s Audit Committee, Corporate Secretary, and Internal Audit as of December 31, 2021 and 2022, respectively, were as follows:

	2021	2022
Chairman	Bono Daru Adji	Bono Daru Adji
Member	Bambang Permadi Soemantri Brojonegoro	Bambang Permadi Soemantri Brojonegoro
Member	Wawan Iriawan	Wawan Iriawan
Member	Abdi Negara Nurdin	Abdi Negara Nurdin
Member	Emmanuel Bambang Suyitno	Emmanuel Bambang Suyitno
Member	Edy Sihotang	Edy Sihotang
Corporate Secretary*	Andi Setiawan	R. Achmad Faisal
Internal Audit	Harry Suseno Hadisoebroto	Daru Mulyawan
*	On January 2, 2023, Mr. R. Achmad Faisal was replaced by Mr. Edwin Julianus Sebayang as Corporate Secretary.

c.    Public offering of securities of the Company

The Company's shares are listed and traded on the Indonesia Stock Exchange (“IDX”) and the New York Stock Exchange (“NYSE”) since November 14, 1995.

On June 16, 2015, the Company issued Continuous Bonds I Telkom Phase I 2015, with a nominal amount of Rp2,200 billion for Series A with a seven-year period, Rp2,100 billion for Series B with a ten-year period, Rp1,200 billion for Series C with a fifteen-year period, and Rp1,500 billion for Series D with a thirty-year period, which respectively are listed on the IDX (Note 20b).

d.   Subsidiaries

As of December 31, 2021 and 2022, the Company has consolidated the following directly and indirectly owned subsidiaries (Notes 2b and 2d):

i.  Direct subsidiaries:

		Start year of
		operation	Percentage of ownership*		Total assets before elimination
Subsidiary	Nature of business	commencement	2021	2022	2021	2022
PT Telekomunikasi Selular ("Telkomsel")	Mobile telecommunication networks and service	1995	65	65	100,113	100,085
PT Dayamitra Telekomunikasi Tbk. ("Mitratel")	Leasing of towers and other telecommunication services	1995	72	72	57,699	56,050
PT Multimedia Nusantara ("Metra")	Network telecommunication services and multimedia	1998	100	100	18,748	18,740
PT Telekomunikasi Indonesia International (“Telin”)	International telecommunication and information services	1995	100	100	10,139	13,949
PT Sigma Cipta Caraka ("Sigma"), previously consolidated under Metra	Consultation service of hardware, computer software, and data center	1988	100	100	5,054	8,491
PT Telkom Satelit Indonesia ("Telkomsat")	Telecommunication - provides satellite communication system and its related services and infrastructures	1996	100	100	5,511	6,463
PT Graha Sarana Duta ("GSD")	Developer, trade, service, and transportation	1982	100	100	5,881	5,845
PT Telkom Akses ("Telkom Akses")	Construction, service and trade in the field of telecommunication	2013	100	100	4,973	5,308
PT Telkom Data Ekosistem ("TDE"), previously was PT Sigma Tata Sadaya	Data center	1996	100	100	3,411	3,189
PT Metra-Net (“Metra-Net”)	Multimedia portal service	2009	100	100	1,640	1,731
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infra”)	Construction, service and trading in the field of telecommunication	2014	100	100	1,259	1,360
PT PINS Indonesia (“PINS”)	Telecommunication construction and services	1995	100	100	1,589	797
PT Napsindo Primatel Internasional (“Napsindo”)	Telecommunication - provides Network Access Point ("NAP"), Voice Over Data ("VOD"), and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

All direct subsidiaries are domiciled in Indonesia.

ii.   Indirect subsidiaries:

		Start year of
		operation	Percentage of ownership*		Total assets before elimination
Subsidiary	Nature of business	commencement	2021	2022	2021	2022
PT Metra Digital Investama (“MDI”)	Trading service related to information and technology, multimedia, entertainment, and investment	2013	100	100	5,784	9,019
Telekomunikasi Indonesia International Pte. Ltd. ("Telin Singapore"), domiciled in Singapore	Telecommunication and related services	2008	100	100	3,272	3,678
Telekomunikasi Indonesia International Ltd. ("Telin Hong Kong"), domiciled in Hong Kong	Investment holding and telecommunication services	2010	100	100	2,998	2,981
PT Infomedia Nusantara (“Infomedia”)	Data and information service - provides telecommunication information services and other information services in the form of print and electronic media and call center services	1984	100	100	2,350	2,267
PT Telkom Landmark Tower (“TLT”)	Property development and management services	2012	55	55	2,139	2,100
PT Persada Sokka Tama ("PST")	Leasing of towers and other telecommunication services	2008	100	100	1,097	1,401
PT Finnet Indonesia (“Finnet”)	Information technology services	2006	60	60	1,294	1,248
PT Nuon Digital Indonesia ("Nuon"), previously was PT Melon Indonesia	Digital content exchange hub services	2010	100	100	1,187	1,199
PT Metra Digital Media (“MD Media”)	Telecommunication information and other information services	2013	100	100	1,207	986
PT Telkomsel Mitra Inovasi ("TMI")	Business management consulting and investment services	2019	100	100	692	945
Telekomunikasi Indonesia International (TL) S.A. (“Telkomcel”), domiciled in Timor Leste	Telecommunication networks, mobile, internet, and data services	2012	100	100	708	836
PT Telkomsel Ekosistem Digital ("TED")	Provides service related to information and technology, multimedia, entertainment, and investment	2021	100	100	197	807
PT Administrasi Medika (“Ad Medika”)	Health insurance administration services	2002	100	100	543	632
TS Global Network Sdn. Bhd. ("TSGN"), domiciled in Malaysia	Satellite services	1996	70	70	596	566
PT Swadharma Sarana Informatika ("SSI")	Cash replenishment services and ATM maintenance	2001	51	51	485	457
PT Digital Aplikasi Solusi (“Digiserve”)	Communication system services	2014	100	100	389	384
Telekomunikasi Indonesia International Inc. (“Telin USA”), domiciled in USA	Telecommunication and information services	2014	100	100	191	294
PT Nusantara Sukses Investasi ("NSI")	Service and trading	2014	100	100	313	289
PT Graha Yasa Selaras (“GYS”)	Tourism service	2012	51	51	283	285
PT Nutech Integrasi ("Nutech")	System integrator service provider	2001	60	60	198	273
PT Graha Telkomsigma ("GTS")	Management and consultation services	1999	100	100	205	191
PT Collega Inti Pratama ("CIP")	Trading and services	2001	70	70	170	173
Telekomunikasi Indonesia Intl (Malaysia) Sdn. Bhd. (”Telin Malaysia”), domiciled in Malaysia	Telecommunication and information services	2013	70	70	27	125
PT Media Nusantara Data Global ("MNDG")	Consultation services	2012	55	55	119	116
PT Bosnet Distribution Indonesia (“BDI”)	Trade and consultation services	2012	60	60	36	36
PT Metra TV (“Metra TV”)	Subscription broadcasting services	2013	100	100	26	34
PT Pojok Celebes Mandiri ("PCM")	Travel agent services	2008	100	100	45	33
Telekomunikasi Indonesia International (Australia) Pty. Ltd. (“Telin Australia”), domiciled in Australia	Telecommunication and information services	2013	100	100	34	33
PT Metraplasa (“Metraplasa”)	Network and e-commerce services	2012	60	60	61	30
PT Teknologi Data Infrastruktur (“TDI”), previously was PT Satelit Multimedia Indonesia	Telecommunication service and data centre	2013	100	100	10	7

*  Percentage of ownership amounting to 99.99% is presented with rounding of 100%.

Other than those specifically stated, indirect subsidiaries are domiciled in Indonesia.

e.   Initial public offering and acquisition transactions in subsidiaries

i.    Mitratel

Based on the Deed of Decision of the Shareholders Outside the General Meeting of Shareholders (Circular) No. 31 dated August 21, 2021 from Notary Ashoya Ratam, S.H., M.Kn., the shareholders of Mitratel decided and approved the change of Mitratel’s status from a private company to a public company under the name of PT Dayamitra Telekomunikasi Tbk.

On November 12, 2021, Mitratel received an effective statement from the Financial Services Authority (“OJK”) with letter No. S-201/D.04/2021 to conduct an initial public offering (“IPO”) of 23,493,524,800 ordinary shares with a par value of Rp228 per share and an offering price of Rp800 per share. On November 22, 2021, Mitratel’s shares have been listed on the IDX based on Letter No. S-08617/BEI.PP3/11-2021 regarding Approval of Securities Listing dated November 15, 2021.

Mitratel obtained IPO funds amounting to Rp18,463 billion (after deducted by share issuance costs) so that the Company’s share ownership in Mitratel diluted from 99.99% to 71.87%. Hence, the Company still controls Mitratel.

For this transaction, the Company has been accounted the difference in non-controlling ownership transactions as follows:

Proceeds from IPO of 28.13% ownership interests	18,463
Net assets attributable to non-controlling interests	(9,375)
Increase in equity attributable to parent company	9,088

On June 2, 2022, Mitratel announced to buyback its shares with a maximum amount of Rp1,000 billion. The buyback period of Mitratel’s shares is for three months starting from June 2, 2022 to September 2, 2022. Mitratel has exercised buyback of 885,200,000 of its shares or equivalent to Rp681 billion in cash.

ii.    Metra

On August 29, 2014, Metra and Telstra Holding Singapore Pte. Ltd. established PT Teltranet Aplikasi Solusi (“Teltranet”), currently known as PT Digital Aplikasi Solusi (“Digiserve”). Metra's share ownership in Teltranet was 51%. Metra had no control in determining the financial and operating policies of Teltranet, hence it was recognized as ownership in associates.

Based on the Share Purchase Agreement dated August 31, 2021, Metra purchased Digiserve’s shares owned by Telstra Holdings Singapore Pte. Ltd. as many as 13,115,477 shares or equivalent to 49% share ownership with an acquisition value of AU$1, thus becoming a subsidiary of Metra.

As of December 31, 2021, Metra has recorded the difference between the acquisition value and fair value, resulting in goodwill recognized amounted to Rp64 billion (Note 15).

iii.    TDE

TDE was previously Sigma’s subsidiary. Based on Share Acquisition Deed No. 388 dated December 27, 2021 of Jimmy Tanal, S.H., M.Kn., the Company entered into a takeover of TDE’s shares, so that the Company's ownership in TDE became 99.89%, impacting Sigma’s ownership which diluted to 0.11%. The Company purchased 2,106,465,158,910 series B shares of TDE or equivalent to Rp2,106 billion. The Company has made cash payments of Rp1,250 billion and paid-up capital in other forms (“inbreng”) of Rp856 billion for the takeover of TDE’s shares.

iv.   Telkomsel

Based on the Resolution of Shareholders on December 14, 2021, Telkomsel established a subsidiary, namely PT Telkomsel Ekosistem Digital (“TED”), which was formalized by Notarial Deed No. 19 dated December 16, 2021 of Bonardo Nasution, S.H. The total paid-up capital of TED were 197,000 shares (Rp1,000,000 par value per share). Telkomsel own 196,989 shares and paid Rp197 billion on December 29, 2021.

v.   Sigma

Based on Notarial Deed No.120 dated April 19, 2022 of Jimmy Tanal, S.H., M.Kn., the Company acquired Sigma shares from Metra, resulted in 56.39% ownership by the Company and diluting Metra’s ownership into 43.61%.

f.   Completion and authorization for the issuance of the consolidated financial statements

The Company’s management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with International Financial Reporting Standards, which have been completed and authorized for issuance by the Board of Directors of the Company on April 6, 2023.